Segment Information - Disaggregation of Total Revenues (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Information
Total revenue	$ 58,878,150	$ 62,260,864	$ 66,222,836
Operating segment
Segment Information
Domestic revenue	57,790,527	61,115,393	65,250,298
Abroad revenue	1,087,623	1,145,471	972,538
Total revenue	58,878,150	62,260,864	66,222,836
Operating segment | Advertising
Segment Information
Domestic revenue	2,730,359	2,565,552	3,201,421
Total revenue	2,730,359	2,565,552	3,201,421
Operating segment | Broadband Services
Segment Information
Domestic revenue	25,272,930	23,948,229	21,440,699
Total revenue	25,272,930	23,948,229	21,440,699
Operating segment | Content
Segment Information
Domestic revenue	11,060,407	12,988,987	15,019,807
Total revenue	11,060,407	12,988,987	15,019,807
Operating segment | Telephony
Segment Information
Domestic revenue	2,749,340	2,964,230	4,464,983
Total revenue	2,749,340	2,964,230	4,464,983
Operating segment | Other income
Segment Information
Domestic revenue	999,733	1,138,006	1,068,170
Abroad revenue	1,870	4,986	7,077
Total revenue	1,001,603	1,142,992	1,075,247
Operating segment | Enterprise Operations
Segment Information
Domestic revenue	3,818,095	3,790,706	4,252,192
Abroad revenue	481,470	475,076	277,467
Total revenue	4,299,565	4,265,782	4,529,659
Operating segment | DTH Broadcast Satellite TV
Segment Information
Domestic revenue	11,159,663	13,719,683	15,803,026
Abroad revenue	604,283	665,409	687,994
Total revenue	11,763,946	14,385,092	16,491,020
Satellite | Operating segment | Group's direct-to-home ("DTH") pay television system
Segment Information
Total revenue	2,817,341	3,771,384	5,950,288
Cable networks | Operating segment | Leasing set-top equipment
Segment Information
Total revenue	$ 8,452,368	$ 8,131,852	$ 5,880,517